UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                     DATE OF REPORTING PERIOD: JULY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 98.6%
--------------------------------------------------------------------------------------
                                                           SHARES             VALUE
                                                        ------------      -----------
  CONSUMER DISCRETIONARY - 8.6%
     Johnson Controls                                          4,475       $  506,346
     Lowe's                                                   23,850          668,039
     McGraw-Hill                                               4,825          291,912
     Target                                                    7,475          452,761
                                                                          -----------
                                                                            1,919,058
                                                                          -----------
  CONSUMER STAPLES - 20.9%
     Coca-Cola                                                 5,775          300,935
     Colgate-Palmolive                                        10,400          686,400
     CVS/Caremark                                             13,050          459,230
     PepsiCo                                                  14,400          944,928
     Procter & Gamble                                         16,025          991,306
     SYSCO                                                    20,050          639,194
     Wal-Mart Stores                                          14,750          677,763
                                                                          -----------
                                                                            4,699,756
                                                                          -----------
  ENERGY - 2.4%
     Exxon Mobil                                               6,350          540,575
                                                                          -----------
  FINANCIAL SERVICES - 23.4%
     Aflac                                                    20,125        1,048,915
     American Express                                         15,450          904,443
     American International Group                             15,875        1,018,857
     Citigroup                                                17,675          823,125
     Legg Mason                                                4,500          405,000
     Prudential Financial                                      4,875          432,071
     Wells Fargo                                              18,250          616,303
                                                                          -----------
                                                                            5,248,714
                                                                          -----------
  HEALTH CARE - 18.6%
     Abbott Laboratories                                      11,875          601,944
     Becton Dickinson                                          7,750          591,790
     Johnson & Johnson                                        17,550        1,061,775
     Medtronic                                                15,475          784,118




THE ADVISORS' INNER CIRCLE FUND                        HAVERFORD QUALITY
                                                       GROWTH STOCK FUND
                                                       JULY 31, 2007 (UNAUDITED)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
  COMMON STOCK - CONTINUED
--------------------------------------------------------------------------------------
                                                           SHARES             VALUE
                                                        ------------      -----------
  HEALTH CARE - CONTINUED
     Novartis ADR                                             21,175      $ 1,142,391
                                                                          -----------
                                                                            4,182,018
                                                                          -----------
  INDUSTRIAL - 10.9%
     3M                                                        5,725          509,067
     General Electric                                         28,825        1,117,257
     United Parcel Service, Cl B                               9,475          717,447
     United Technologies                                       1,525          111,279
                                                                          -----------
                                                                            2,455,050
                                                                          -----------
  INFORMATION SERVICES - 13.8%
     Automatic Data Processing                                16,250          754,325
     Intel                                                    50,000        1,181,000
     Microsoft                                                39,825        1,154,527
                                                                          -----------
                                                                            3,089,852
                                                                          -----------
     TOTAL COMMON STOCK
        (Cost $20,008,827)                                                 22,135,023
                                                                          -----------

--------------------------------------------------------------------------------------
  CASH EQUIVALENT (A) - 1.5%
--------------------------------------------------------------------------------------
     SEI Daily Income Trust, Prime Obligation Fund,
       Cl A, 5.330%
        (Cost $336,313)                                      336,313          336,313
                                                                          -----------

     TOTAL INVESTMENTS - 100.1%
        (Cost $20,345,140) +                                              $22,471,336
                                                                          ===========

  PERCENTAGES ARE BASED ON NET ASSETS OF $22,459,134.

  (A) THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2007.

  ADR      -  AMERICAN DEPOSITARY RECEIPT
  CL       -  CLASS

  + AT JULY 31, 2007, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $20,345,140, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,277,580 AND $(151,384), RESPECTIVELY.

      FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.



HIM-QH-001-0700

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           ---------------------------------
                                           James F. Volk
                                           President

Date: September 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                  /s/ James F. Volk
                                           ---------------------------------
                                           James F. Volk
                                           President

Date: September 19, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           ---------------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: September 19, 2007

* Print the name and title of each signing officer under his or her signature.